Summary of Business and Significant Accounting Policies - Revenues by Geographical Region (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 6,667,216	$ 5,373,586	$ 4,071,003
Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	4,910,745	3,868,329	2,899,837
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,162,808	984,919	741,220
Asia Pacific
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 593,663	$ 520,338	$ 429,946